General and Administrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 282	$ 269
Administrative and Other	339	399
Stock-Based Compensation Expense (Recovery) (Note 28)	191	126
General and Administrative Expenses	$ 812	$ 794